UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-3578

					Prime Cash Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	6/30/04

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

PRIME CASH FUND
                         380 Madison Avenue, Suite 2300
                            New York, New York 10017




                               SEMI-ANNUAL REPORT
                                  June 30, 2004

                                 PRIME CASH FUND
                             STATEMENT OF NET ASSETS
                                  June 30, 2004
                                   (unaudited)

Cash and Net Assets - 100.0%..............................................$1,001

Shares outstanding (unlimited number of $.01
                                         par value shares authorized)......1,001

Net Asset Value Per Share..................................................$1.00

--------------------------------------------------------------------------------

                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2004 (unaudited)

                  The Fund had no operations during the period.

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS



     The Fund had no operations during the six months ended June 30, 2004 and the year ended December 31, 2003.



                                        Six Months Ended          Year Ended
                                   June 30, 2004 (unaudited)   December 31, 2003

NET ASSETS:
Beginning of period                   $1,001                       $1,001

End of period                         $1,001                       $1,001


                 See accompanying notes to financial statements.

                                 PRIME CASH FUND
                              FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

                                  Six Months
                                  Ended June
                                   30, 2004                                    Year Ended December 31,

                                 (unaudited)*         2003 *           2002 *          2001 *           2000 *           1999*


    Net Asset Value,
    Beginning of Period            $1.0000            $1.0000         $1.0000          $1.0000         $1.0000          $1.0000

    Income from
    Investment
    Operations:
    Net Investment Income
                                     ---                ---             ---              ---             ---              ---

      Less Distributions:
    Dividends from Net
    Investment income
                                      --                  ---           ---              ---             ---              ---
    Net Asset  Value,
         End of Period          $1.0000               $1.0000         $1.0000          $1.0000         $1.0000          $1.0000

    Total Return                     ---                 ---             ---              ---             ---              ---

    Ratios/Supplemental Data
    Net Assets, End of Year (in
    thousands)..................     $1                   $ 1             $ 1              $ 1             $ 1              $ 1

    Ratio of Expenses to
    Average Net Assets.......               ---             ---             ---              ---             ---              ---

    Ratio of Net Investment Income
    to Average Net Assets
    ---                                                 ---             ---              ---             ---              ---

     *   The Fund had no operations during the period.


NOTES TO FINANCIAL STATEMENTS Note A - Prime Cash Fund (the "Fund") was organized on September 10, 1982 as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Fund commenced operations on April 12, 1983 as a diversified, open-end investment company. The Fund ceased operations on February 1, 1996 inasmuch as all shares outstanding, except for 1,001 shares owned by Aquila Management Corporation (which have been subsequently transferred to its wholly-owned subsidiary, Aquila Investment Management LLC) were redeemed by shareholders. Although the Fund is not conducting a public offering of it shares, it will continue its existence as a Massachusetts business trust and maintain its registration as an investment company.


Note B - Since inception, the Fund has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund made distributions of income and securities gains sufficient to relieve it from all, or substantially all, Federal income and excise taxes.


--------------------------------------------------------------------------------
Proxy Voting Record. The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2004 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.
--------------------------------------------------------------------------------







ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

PRIME CASH FUND

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board and President
September 6, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Vice President
September 6,2004


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer and Treasurer
September 6, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board and President
September 6 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
Vice President
September 6 2004

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 6, 2004